Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Significant Agreements [Abstract]
Significant Agreements [Text Block]

15. Employee Benefit Plans

We provide a defined contribution plan for all full-time, permanent employees. Eligible employees may contribute up to 100% of their current compensation to the plan subject to certain statutory limitations. We contribute up to a maximum of 3.5% of an employee’s compensation and plan participants are fully vested in our contributions immediately. We made contributions to the plan and charged operations of approximately $109,000 and $98,000 during the years ended December 31, 2014 and 2013, respectively.